Concentrations	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations
11. Concentrations.  Two customers accounted for approximately 26% and 25% of our sales during the nine months ended September 30, 2012 as compared to 17% and 11% of the our sales for the nine months ended September 30, 2011.  Two customers accounted for approximately 37% and 27% of our sales for the three months ended September 30, 2012 as compared to 20% and 9% of our sales for the three months ended September 30, 2011.